SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration of credit risk and uncertainties (Details)	6 Months Ended
	Apr. 30, 2025 USD ($)	Apr. 30, 2025 CNY (¥)	Apr. 30, 2025 CNY (¥)	Apr. 30, 2025 HKD ($)	Oct. 31, 2024 USD ($)
Effects of Reinsurance [Line Items]
General insurance expense | ¥		¥ 500,000
Cash and due from banks	$ 196,883				$ 297,288
PRC
Effects of Reinsurance [Line Items]
General insurance expense	69,000	¥ 500,000
Cash and due from banks	813,000		¥ 5,912,000
Limited insurance	674,000		¥ 4,900,000
Hong Kong
Effects of Reinsurance [Line Items]
Cash and due from banks	79,957			$ 620,000	$ 87,756
Insurance not covered on cash balances	8,000			$ 63,000
Hong Kong | Minimum
Effects of Reinsurance [Line Items]
Cash and due from banks	80,000
Insurance not covered on cash balances	$ 8,000